Dividend income - Summary of dividend income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details of Dividend income [Line Items]
Dividend income	₩ 124,531	₩ 97,956	₩ 82,158
Securities at FVTPL
Details of Dividend income [Line Items]
Dividend income	100,315	76,453	65,572
Securities at fair value through other comprehensive income
Details of Dividend income [Line Items]
Dividend income	₩ 24,216	₩ 21,503	₩ 16,586